Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2020 $ / shares	Jun. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2019 $ / shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) State Reporting_Unit Billboard Transit $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Goodwill impairment loss					$ 0		$ 0
Number of advertising displays | Billboard							157,800
Number of states in which the company operates | State							45
Number of states in which the company operates logo sign business | State							24
Number of transit advertising displays | Transit							52,800
Number of states in which the company operates transit advertising displays | State							22
Number of reporting units | Reporting_Unit							2
REIT threshold percentage of taxable income to be distributed to stockholders							90.00%
Dividends paid in current year declared in prior period								$ 81,534
Dividends paid in current year declared in prior period, per share | $ / shares								$ 0.83
Dividends declared									$ 325,462
Dividends declared, per share | $ / shares	$ 0.50	$ 1.00	$ 0.96	$ 0.96	$ 1.50	$ 1.92	$ 3.84	$ 3.65	$ 3.32
Distributions paid	$ 50,396		$ 96,039		$ 151,083	$ 191,954
Distributions paid, per share | $ / shares	$ 0.50		$ 0.96		$ 1.50	$ 1.92
Distributions accrued, preferred stockholders									$ 91
Distributions accrued, preferred stockholders, per share | $ / shares									$ 15.95
Distributions paid, preferred stockholders							$ 365	$ 456	$ 274
Distributions paid, preferred stockholders, per share | $ / shares	$ 15.95		$ 15.95		$ 31.90	$ 31.90	$ 63.80	$ 79.75	$ 47.85
The number of dilutive shares excluded from calculation of basic earnings per share resulting from the anti-dilutive effect for stock options | shares	0		0		0	0	0	0	0
Non cash compensation expense					$ 6,162	$ 7,506	$ 29,647	$ 29,443	$ 9,599
Investment maturity period							three months or less
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Goodwill impairment loss							$ 0	0
Number of advertising displays | Billboard							157,800
Number of states in which the company operates | State							45
Number of states in which the company operates logo sign business | State							24
Non cash compensation expense					$ 6,162	$ 7,506	$ 29,647	29,443	9,599
Stock Options and Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non cash compensation expense							4,226
Performance-Based Stock Incentive Program [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non cash compensation expense							25,005
Stock Awards to Directors [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non cash compensation expense							416
Taxable Income Distribution [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Distributions paid							$ 384,817	$ 442,632	$ 243,928
Distributions paid, per share | $ / shares							$ 3.84	$ 4.48	$ 2.49
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated useful lives of Intangible assets							2 years
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Estimated useful lives of Intangible assets							15 years